Other liabilities and liabilities directly associated with non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of other liabilities
a)	As of December 31, 2018 and 2017 the other liabilities are as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Accounts and notes payable (1)(2)	317,703	348,036
Dividends payable	270	703
Unearned income (3)	9,089	7,850
Valuation adjustment for hedge accounting	2,102	3,091
Payables due to brokerage transactions	75,872	21,933
Collateral for financial transactions (threshold)	91,223	79,589
Other liabilities	25,536	2,233

Totals	521,795	463,435

(1)

Obligations other than those directly related to the business operations, such as payable withholding taxes, payable social security contributions, balances due on purchases of materials, balances due on obligations under lease agreements for the acquisition of Bank, accounts payable for expenses, and others.

(2)	It includes MCh$5,985 correspondent to a penalty fee payable to the SBIF. For additional information see Note 37 “Subsequent events”.
(3)	It corresponds to commissions associated with financial advisory and insurance brokerage businesses that must be deferred in accordance with applicable regulations.